Employee Option Plans (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended											12 Months Ended
	Jan. 31, 2019 shares	Nov. 30, 2018	Dec. 31, 2017 shares	Aug. 31, 2017 USD ($) $ / shares shares	Aug. 22, 2017 shares	Aug. 03, 2017 shares	Oct. 31, 2015 shares	Jun. 30, 2015 $ / shares shares	Apr. 30, 2015 $ / shares shares	Mar. 31, 2012 USD ($) $ / shares shares	Mar. 31, 2011 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) years $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 shares
Employee Option Plans (Textual)
Description of options vest												All 20,000 restricted shares granted to Formula's chief financial officer in November 2014 and in August 2017 were deposited with the trustee, out of which 17,500 were then vested.
Ordinary shares												15,294,267	14,750,338
Options expire periods													10 years
Matrix [Member]
Employee Option Plans (Textual)
Exercisable for ordinary shares	1,440,000								1,850,000			51,378
Description of options vest	Matrix's compensation committee, the grant of 1,440,000 options which are exercisable into up to 1,440,000 ordinary shares of Matrix of NIS 1 par value each, to 20 senior officers of Matrix. The exercise price of the options was NIS 41.7 at the date of their grant, subject to adjustments, including upon the distribution of dividends. 50% of the options will be vested on January 1, 2021 with the remaining amount vesting in equal parts on January 1, 2022 and 2023								50% of the options vested on April 1, 2017, with the remaining options vested in equal parts on January 1, 2018, and on January 1, 2019.
Ordinary shares	1,440,000								1,850,000
Unrecognized compensation costs | $												$ 2,491	$ 1,930
Fair value options, exercise factor													30.00%
Fair value options, contractual life | years													5
Matrix [Member] | NIS [Member]
Employee Option Plans (Textual)
Exercise price of options per share | $ / shares									$ 19.485
Ordinary shares, par value | $ / shares									$ 1
Matrix [Member] | Minimum [Member]
Employee Option Plans (Textual)
Fair value options, risk-free interest rate													0.08%
Fair value options, expected volatility													19.00%
Matrix [Member] | Maximum [Member]
Employee Option Plans (Textual)
Fair value options, risk-free interest rate													1.31%
Fair value options, expected volatility													22.00%
Matrix [Member] | General Assembly [Member]
Employee Option Plans (Textual)
Exercisable for ordinary shares								300,000
Description of options vest								50% of the options vested on June 4, 2017, with the remaining options vested in equal parts on January 1, 2018 and 2019.
Ordinary shares								300,000
Matrix [Member] | General Assembly [Member] | NIS [Member]
Employee Option Plans (Textual)
Exercise price of options per share | $ / shares								$ 21.39
Ordinary shares, par value | $ / shares								$ 1
Sapiens [Member]
Employee Option Plans (Textual)
Options to purchase of ordinary shares														122,730
Exercisable for ordinary shares												970,408
Number of restricted shares			88,500											88,500
Ordinary shares			29,500											29,500
Options expire periods													4 years
Unrecognized compensation costs | $													$ 3,761
Intrinsic value of options exercised | $												$ 2,301	$ 1,641	$ 5,739
Granted stock options												155,000	317,000	920,910
Weighted average grant date fair values of options | $ / shares												$ 4.24	$ 3.43	$ 4.17
Total equity-based compensation expense | $												$ 1,125	$ 2,009	$ 2,201
Sapiens [Member] | Minimum [Member]
Employee Option Plans (Textual)
Proportion of ownership interest in subsidiary												92.89%
Sapiens [Member] | Maximum [Member]
Employee Option Plans (Textual)
Proportion of ownership interest in subsidiary												94.25%
Magic [Member]
Employee Option Plans (Textual)
Intrinsic value of options exercised | $												$ 537	$ 617	502
2011 Plan [Member]
Employee Option Plans (Textual)
Ordinary shares reserved for issuance											1,200,000
Exercisable for ordinary shares										1,122,782	543,840
Description of options vest		These restricted shares vest on an annual basis over a four-year period, commencing on November 19, 2018 and concluding on November 19, 2022, provided that during such time the chief operational officer will continue to serve as (i) an officer of the Company and/or (ii) an officer in one of the directly held affiliates. Total fair value of the grant was calculated based on the Formula share price on the grant date and equaled $382 ($38.2 per share). The total compensation expense the Company recorded in its statement of profit or loss for the year ended December 31, 2019 in respect of its chief operational officer was $191.		These new restricted shares vest on a quarterly basis over a three-year period, commencing on August 17, 2017 and concluding on August 17, 2020
Total fair value of grant | $				$ 371
Fair value of grant share price per share | $ / shares				$ 37.1
Number of restricted shares				10,000
Total equity-based compensation expense | $														$ 131
Asseco sale of ordinary shares					589,151	2,356,605
2011 Plan [Member] | NIS [Member]
Employee Option Plans (Textual)
Exercise price of options per share | $ / shares										$ 0.01	$ 0.01
Total fair value of grant | $										$ 18,347	$ 9,055
Fair value of grant share price per share | $ / shares										$ 16.34	$ 16.65
2011 Plan [Member] | Minimum [Member]
Employee Option Plans (Textual)
Options expire periods															5 years
Percentage of share interest decreased				26.30%
2011 Plan [Member] | Maximum [Member]
Employee Option Plans (Textual)
Options expire periods															10 years
Percentage of share interest decreased				46.30%
2011 Plan [Member] | Trustee One [Member]
Employee Option Plans (Textual)
Number of restricted shares															10,000
Ordinary shares															5,000
Vested portion of restricted shares															10,000
2011 Plan [Member] | Trustee [Member]
Employee Option Plans (Textual)
Number of restricted shares															1,122,782
Ordinary shares															701,739
Vested portion of restricted shares															1,122,782
Mr. Moti Gutman [Member] | Matrix [Member]
Employee Option Plans (Textual)
Exercisable for ordinary shares							225,000
Description of options vest			Matrix extended its agreement with Revava Management Company Ltd. for additional five years' term starting on January 1, 2018. As part of the new agreement Matrix awarded Mr. Gutman additional 256,890 (RSUs), which vest on an annual basis over a five-year period, commencing on January 1, 2018 and concludes on December 31, 2022, but not before the publication of Matrix's financial statements for each respective year, and subject to certain conditions. In 2019, 51,378 restricted share units (RSU) were vested and exercised. As of December 31, 2019 Mr. Gutman holds 205,512 restricted share units (RSU) from this grant.				The RSU vested in three equal shares portions of 75,000 RSU units, each at December 31st of each year under the agreement, but not before the publication of Matrix's financial statements for the past year, and subject to certain conditions. In 2018, the remaining unvested 75,000 restricted share units (RSU) were vested and exercised.
Number of restricted shares							225,000